OTHER COMPREHENSIVE GAIN (LOSS) (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss)

The tax effects allocated to each component of other comprehensive loss were as follows:

Years Ended December 31,	2017	2016	2015
Foreign currency translation adjustment	$15,993	$6,211	$(39,378)

Unrealized (loss) gain on cash flow hedging instruments	(961)	(1,321)	3,716
Income tax benefit (expense)	259	356	(1,003)

Unrealized (loss) gain on cash flow hedging instruments, net of tax	(702)	(965)	2,713

Reclassification of (gain) loss on cash flow hedging instruments into earnings	(491)	442	(2,730)
Income tax expense (benefit)	133	(119)	737

Reclassification of (gain) loss on cash flow hedging instruments into earnings, net of tax	(358)	323	(1,993)

Unrealized gain (loss) on available-for-sale securities	51	27	(12)
Income tax (expense) benefit	(66)	(13)	4

Unrealized (loss) gain on available-for-sale securities, net of tax	(15)	14	(8)

Other comprehensive gain (loss)	$14,918	$5,583	$(38,666)

Schedule of Accumulated Other Comprehensive Loss

The changes in each component of accumulated other comprehensive loss, net of tax, were as follows:

Years Ended December 31,	2017	2016	2015
Foreign currency translation adjustment:
Beginning balance	$(43,459)	$(47,204)	$(23,623)
Current period other comprehensive gain (loss)	9,960	3,745	(23,581)

Ending balance	(33,499)	(43,459)	(47,204)

Cash flow hedging instruments:
Beginning balance	215	600	168
Current period other comprehensive (loss) income	(421)	(579)	1,628
Less reclassification adjustment	(215)	194	(1,196)

Ending balance	(421)	215	600

Available-for-sale securities:
Beginning balance	(286)	(300)	(292)
Current period other comprehensive (loss) income	(15)	14	(8)

Ending balance	(301)	(286)	(300)

Accumulated other comprehensive loss, net of tax	$(34,221)	$(43,530)	$(46,904)